Long-Term Debt - Credit Facilities And Senior Notes (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instruments
Total debt	$ 727,600	$ 722,500
Less deferred financing fees	(13,247)	(6,064)
Total debt, net of deferred finance costs	714,353	716,436
Less current portion, net of deferred financing fees	(2,655)	(31,688)
Long-term debt, net of current portion and deferred financing fees	711,698	684,748
$250 Million Senior Unsecured Notes
Debt Instruments
Senior Unsecured Notes	250,000
$250 Million Senior Unsecured Notes | Dynagas Partners and Dynagas Finance
Debt Instruments
Senior Unsecured Notes	250,000	250,000
$480 Million Term Loan Facility | Arctic LNG and Dynagas Finance LLC
Debt Instruments
Long-term debt	477,600	0
$340 Million Credit Facility | Pegasus, Lance, Seacrown, Fareastern
Debt Instruments
Long-term debt	0	285,000
$200 Million Term Loan Facility | Navajo and Solana
Debt Instruments
Long-term debt	$ 0	$ 187,500